Subsequent Events (Details)										6 Months Ended
		Oct. 16, 2026 USD ($)	Aug. 12, 2026 USD ($)	Aug. 11, 2026 USD ($)	Jul. 28, 2026 USD ($)	Jul. 28, 2026 CNY (¥)	Aug. 26, 2025	Aug. 05, 2025	Apr. 29, 2025	Jun. 30, 2026 USD ($) $ / shares	Jun. 04, 2026 $ / shares	Jun. 02, 2026 $ / shares	May 04, 2026 $ / shares	Mar. 27, 2026 $ / shares	Mar. 25, 2026 $ / shares	Dec. 31, 2025 $ / shares	Nov. 24, 2025 $ / shares
Subsequent Events [Line Items]
Repayment loan interest percentage							1.00%	1.00%	1.00%
Maturity date									Jun. 28, 2025
Ordinary shares, value										$ 10,417,994
Closing cash payment										6,000,000
Consideration of additional deferred cash										$ 3,000,000
Forecast [Member]
Subsequent Events [Line Items]
Closing cash payment		$ 5,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Company paid amount			$ 350,000	$ 5,650,000
Subsequent Event [Member] | Loan Receivable [Member]
Subsequent Events [Line Items]
Repayments debt					$ 294,764	¥ 2,000,000
Repayment loan interest percentage					1.00%	1.00%
Maturity date					Jan. 28, 2027	Jan. 28, 2027
Minimum [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares											$ 0.015
Maximum [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares											$ 0.375		$ 0.015
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	[1]									$ 0.375						$ 0.375
Class A Ordinary Shares [Member] | Aegis Capital Corp [Member]
Subsequent Events [Line Items]
Ordinary shares, value										$ 4,000,000
Class A Ordinary Shares [Member] | Minimum [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares												$ 0.015		$ 0.0001	$ 0.0001		$ 0.015
Class A Ordinary Shares [Member] | Maximum [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares												$ 0.375		$ 0.005	$ 0.005		$ 0.375

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-25 reverse share split of the Class A ordinary shares effective on July 6, 2026 (Notes 14 and 19).